Receivables, Prepayments and Other Assets	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Receivables, Prepayments and Other Assets	Receivables, Prepayments and Other Assets

(in millions)	December 31, 2023	December 31, 2022
Current:
Trade receivables, other than related parties(1)	$1,002	$824
Other receivables	255	497
Unbilled accounts receivable(2)	33	24
Receivables from government grant	66	52
Receivables from related parties (Note 29)	12	11
Other current financial assets	52	79
Total	$1,420	$1,487
Non-current:
Advances to suppliers(3)	213	235
Non-trade receivables	—	10
Receivables from government grant	106	—
Payment in Lieu of Tax (“PILOT”) Bonds	—	11
Other	24	25
Total	$343	$281
(1)The Company’s trade receivables, other than related parties, are all classified as current and are expected to be collected within one year. The Company’s provision for sales returns was not material for either of the years ended December 31, 2023 and 2022. See the table below for the aging of the Company’s trade receivables, other than related parties.
(2)Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or upon shipment of products or rendering services.
(3)Primarily represents advances to supplier to offset against future purchases.
The following table presents the activities in unbilled accounts receivable as of December 31, 2023 and 2022:

(in millions)	December 31, 2023	December 31, 2022
Beginning balance	$24	$43
Revenue recognized during the year	101	87
Amounts invoiced	(92)	(106)
Ending balance	$33	$24
The following table presents the aging of accounts receivable as of December 31, 2023 and 2022:

(in millions)	December 31, 2023	December 31, 2022
Receivables neither past due nor impaired	$880	$708

Less than 30 days	114	83
31 to 60 days	4	22
61 to 90 days	4	11
Total	$1,002	$824